Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Credit card payable	$ 11,678	$ 37,455
Accrued expenses	82,478	175,761
Accrued payroll	201,000	94,186
Total accrued expenses and other current liabilities	$ 295,156	$ 307,402